Long-Term Debt Covenants Description (Details)	6 Months Ended
Jun. 30, 2017
Debt Instrument [Line Items]
Debt Instrument Covenant Description	As of June 30, 2017 and December 31, 2016 the Partnership was in compliance with all financial debt covenants.
New Facility
Debt Instrument [Line Items]
Debt Instrument Covenant Description	The Partnership's covenants under the New Facility are substantially similar to covenants made under the Partnership's existing credit facilities and do not contain any restrictions on distributions to our unit holders in the absence of an event of default.